Accounts and Other Receivables Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
VASO CORPORATION [Member]
Accounts and Other Receivables Net [Line Items]
ACCOUNTS AND OTHER RECEIVABLES

NOTE G — ACCOUNTS AND OTHER RECEIVABLES, NET

The following table presents information regarding the Company’s accounts and other receivables as of September 30, 2023 and December 31, 2022:

	(in thousands)
	September 30, 2023	December 31, 2022
Trade receivables	$12,788	$21,461
Unbilled receivables	3,050	—
Allowance for credit losses and commission adjustments	(7,483)	(6,947)
Accounts and other receivables, net	$8,355	$14,514

Contract receivables under Topic 606 consist of trade receivables and unbilled receivables. Trade receivables include amounts due for shipped products and services rendered. Unbilled receivables represent variable consideration recognized in accordance with Topic 606 but not yet billable. Amounts recorded — billed and unbilled — under the GEHC Agreement are subject to adjustment in subsequent periods should the underlying sales order amount, upon which the receivable is based, change.

Allowance for doubtful accounts and commission adjustments include estimated losses resulting from the inability of our customers to make required payments, and adjustments arising from subsequent changes in sales order amounts that may reduce the amount the Company will ultimately receive under the GEHC Agreement.

NOTE D — ACCOUNTS AND OTHER RECEIVABLES

The following table presents information regarding the Company’s accounts and other receivables as of December 31, 2022 and 2021:

	(in thousands)
	December 31, 2022	December 31, 2021
Trade receivables	$22,471	$21,197
Allowance for doubtful accounts and commission adjustments	(6,947)	(5,804)
Accounts and other receivables, net	$15,524	$15,393

Trade receivables include amounts due for shipped products and services rendered. Amounts currently due under the GEHC Agreement are subject to adjustment in subsequent periods should the underlying sales order amount, upon which the receivable is based, change.

Allowance for doubtful accounts and commission adjustments include estimated losses resulting from the inability of our customers to make required payments, and adjustments arising from estimated future changes in sales order amounts that may reduce the amount the Company will ultimately receive under the GEHC Agreement.